Other Reserves (Details)					12 Months Ended
	Sep. 25, 2024 shares	Sep. 21, 2024 shares	Sep. 20, 2024 shares	Mar. 16, 2022 shares	Jun. 30, 2025 AUD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022 shares
Other Reserves [Line Items]
Granted option									1,430,000
Performance rights, description					During the fiscal year 2023, performance rights with a total value of $122,201 were granted to key management personnel and staff as part of their performance bonus. 1,688,839 performance rights were subsequently issued after the reporting period, on 12 July 2023. In which, 1,147,083 and 179,664 performance rights were issued to Mr. Steven Lydeamore and Dr. Jerry Kanellos as part of their fiscal year 2023 performance bonus of $83,000 and $13,000, respectively. These performance rights have Nil exercise price, exercisable on issue and expiring on 12 July 2027.	During the fiscal year 2023, performance rights with a total value of $122,201 were granted to key management personnel and staff as part of their performance bonus. 1,688,839 performance rights were subsequently issued after the reporting period, on 12 July 2023. In which, 1,147,083 and 179,664 performance rights were issued to Mr. Steven Lydeamore and Dr. Jerry Kanellos as part of their fiscal year 2023 performance bonus of $83,000 and $13,000, respectively. These performance rights have Nil exercise price, exercisable on issue and expiring on 12 July 2027.
Estimated fair value | $						$ 11,932
Shares granted					3,000,000	3,000,000	1,000,000	1,430,000
Mr.Paul Brennan [Member]
Other Reserves [Line Items]
Granted option				1,000,000
Mr. Steven Lydeamore [Member]
Other Reserves [Line Items]
Granted option			2,736,515
Shares granted			1,147,083
Dr. Jerry Kanellos [Member]
Other Reserves [Line Items]
Granted option		1,088,535
Mr. Flavio Palumbo [Member]
Other Reserves [Line Items]
Granted option	985,883
Mr.Paul Brennan [Member]
Other Reserves [Line Items]
Estimated fair value | $					$ 12,896
Dr. Jeannette Joughin [Member]
Other Reserves [Line Items]
Issuing shares (in Dollars) | $					$ 965